Revenue - Commodity risk management contracts (Details) - Cash flow hedges	3 Months Ended	12 Months Ended
	Mar. 27, 2026 $ / bbl bbl	Dec. 31, 2025 $ / bbl bbl
January 1, 2025 - March 31, 2025 | Zero Premium Collars
Disclosure of detailed information about hedged items [line items]
Derivative contracts, Type of instrument		Zero Premium Collars
Derivative Volume | bbl		19,500
January 1, 2025 - March 31, 2025 | Written put options [member] | Zero Premium Collars
Disclosure of detailed information about hedged items [line items]
Derivative Price		69.79
January 1, 2025 - March 31, 2025 | Purchased call options [member] | Zero Premium Collars
Disclosure of detailed information about hedged items [line items]
Derivative Price		82.48
April 1, 2025 - June 30, 2025 | Zero Premium Collars
Disclosure of detailed information about hedged items [line items]
Derivative contracts, Type of instrument		Zero Premium Collars
Derivative Volume | bbl		19,000
April 1, 2025 - June 30, 2025 | Written put options [member] | Zero Premium Collars
Disclosure of detailed information about hedged items [line items]
Derivative Price		69.26
April 1, 2025 - June 30, 2025 | Purchased call options [member] | Zero Premium Collars
Disclosure of detailed information about hedged items [line items]
Derivative Price		79.02
July 1, 2025 - September 30, 2025 | Zero Premium Collars
Disclosure of detailed information about hedged items [line items]
Derivative contracts, Type of instrument		Zero Premium Collars
Derivative Volume | bbl		17,500
July 1, 2025 - September 30, 2025 | Written put options [member] | Zero Premium Collars
Disclosure of detailed information about hedged items [line items]
Derivative Price		68.69
July 1, 2025 - September 30, 2025 | Purchased call options [member] | Zero Premium Collars
Disclosure of detailed information about hedged items [line items]
Derivative Price		78.59
October 1, 2025 - December 31, 2025 | Zero Premium Collars
Disclosure of detailed information about hedged items [line items]
Derivative contracts, Type of instrument		Zero Premium Collars
Derivative Volume | bbl		16,000
October 1, 2025 - December 31, 2025 | Written put options [member] | Zero Premium Collars
Disclosure of detailed information about hedged items [line items]
Derivative Price		68.25
October 1, 2025 - December 31, 2025 | Purchased call options [member] | Zero Premium Collars
Disclosure of detailed information about hedged items [line items]
Derivative Price		77.5
January 1, 2026 - March 31, 2026 | Zero Premium Collars
Disclosure of detailed information about hedged items [line items]
Derivative contracts, Type of instrument		Zero Premium Collars
Derivative Volume | bbl		1,000
January 1, 2026 - March 31, 2026 | Zero Premium Three Ways
Disclosure of detailed information about hedged items [line items]
Derivative contracts, Type of instrument		Zero Premium 3 Ways
Derivative Volume | bbl		7,000
January 1, 2026 - March 31, 2026 | Written put options [member] | Zero Premium Collars
Disclosure of detailed information about hedged items [line items]
Derivative Price		68
January 1, 2026 - March 31, 2026 | Written put options [member] | Minimum | Zero Premium Three Ways
Disclosure of detailed information about hedged items [line items]
Derivative Price		50
January 1, 2026 - March 31, 2026 | Written put options [member] | Maximum | Zero Premium Three Ways
Disclosure of detailed information about hedged items [line items]
Derivative Price		65
January 1, 2026 - March 31, 2026 | Purchased call options [member] | Zero Premium Collars
Disclosure of detailed information about hedged items [line items]
Derivative Price		77.4
January 1, 2026 - March 31, 2026 | Purchased call options [member] | Zero Premium Three Ways
Disclosure of detailed information about hedged items [line items]
Derivative Price		73.86
January 1, 2026 - December 31, 2026 | Zero Premium Three Ways
Disclosure of detailed information about hedged items [line items]
Derivative contracts, Type of instrument		Zero Premium 3 Ways
Derivative Volume | bbl		5,000
January 1, 2026 - December 31, 2026 | Written put options [member] | Minimum | Zero Premium Three Ways
Disclosure of detailed information about hedged items [line items]
Derivative Price		50
January 1, 2026 - December 31, 2026 | Written put options [member] | Maximum | Zero Premium Three Ways
Disclosure of detailed information about hedged items [line items]
Derivative Price		65
January 1, 2026 - December 31, 2026 | Purchased call options [member] | Zero Premium Three Ways
Disclosure of detailed information about hedged items [line items]
Derivative Price		70.93
April 1, 2026 - June 30, 2026 | Zero Premium Collars | Major derivative contracts
Disclosure of detailed information about hedged items [line items]
Derivative contracts, Type of instrument	Zero Premium Collars
Derivative Volume | bbl	2,000
April 1, 2026 - June 30, 2026 | Zero Premium Three Ways
Disclosure of detailed information about hedged items [line items]
Derivative contracts, Type of instrument		Zero Premium 3 Ways
Derivative Volume | bbl		7,000
April 1, 2026 - June 30, 2026 | Zero Premium Three Ways | Major derivative contracts
Disclosure of detailed information about hedged items [line items]
Derivative contracts, Type of instrument	Zero Premium 3 Ways
Derivative Volume | bbl	5,000
April 1, 2026 - June 30, 2026 | Written put options [member] | Zero Premium Collars | Major derivative contracts
Disclosure of detailed information about hedged items [line items]
Derivative Price	67
April 1, 2026 - June 30, 2026 | Written put options [member] | Minimum | Zero Premium Three Ways
Disclosure of detailed information about hedged items [line items]
Derivative Price		50
April 1, 2026 - June 30, 2026 | Written put options [member] | Minimum | Zero Premium Three Ways | Major derivative contracts
Disclosure of detailed information about hedged items [line items]
Derivative Price	52
April 1, 2026 - June 30, 2026 | Written put options [member] | Maximum | Zero Premium Three Ways
Disclosure of detailed information about hedged items [line items]
Derivative Price		65
April 1, 2026 - June 30, 2026 | Written put options [member] | Maximum | Zero Premium Three Ways | Major derivative contracts
Disclosure of detailed information about hedged items [line items]
Derivative Price	64
April 1, 2026 - June 30, 2026 | Purchased call options [member] | Zero Premium Collars | Major derivative contracts
Disclosure of detailed information about hedged items [line items]
Derivative Price	74.06
April 1, 2026 - June 30, 2026 | Purchased call options [member] | Zero Premium Three Ways
Disclosure of detailed information about hedged items [line items]
Derivative Price		76.32
April 1, 2026 - June 30, 2026 | Purchased call options [member] | Zero Premium Three Ways | Major derivative contracts
Disclosure of detailed information about hedged items [line items]
Derivative Price	70.21
July 1, 2026 - December 31, 2026 | Zero Premium Three Ways
Disclosure of detailed information about hedged items [line items]
Derivative contracts, Type of instrument		Zero Premium 3 Ways
Derivative Volume | bbl		2,000
July 1, 2026 - December 31, 2026 | Written put options [member] | Minimum | Zero Premium Three Ways
Disclosure of detailed information about hedged items [line items]
Derivative Price		50
July 1, 2026 - December 31, 2026 | Written put options [member] | Maximum | Zero Premium Three Ways
Disclosure of detailed information about hedged items [line items]
Derivative Price		65
July 1, 2026 - December 31, 2026 | Purchased call options [member] | Zero Premium Three Ways
Disclosure of detailed information about hedged items [line items]
Derivative Price		69.35
July 1, 2026 - September 30, 2026 | Zero Premium Three Ways
Disclosure of detailed information about hedged items [line items]
Derivative contracts, Type of instrument		Zero Premium 3 Ways
Derivative Volume | bbl		6,000
July 1, 2026 - September 30, 2026 | Zero Premium Three Ways | Major derivative contracts
Disclosure of detailed information about hedged items [line items]
Derivative contracts, Type of instrument	Zero Premium 3 Ways
Derivative Volume | bbl	7,000
July 1, 2026 - September 30, 2026 | Written put options [member] | Minimum | Zero Premium Three Ways
Disclosure of detailed information about hedged items [line items]
Derivative Price		50
July 1, 2026 - September 30, 2026 | Written put options [member] | Minimum | Zero Premium Three Ways | Major derivative contracts
Disclosure of detailed information about hedged items [line items]
Derivative Price	52.14
July 1, 2026 - September 30, 2026 | Written put options [member] | Maximum | Zero Premium Three Ways
Disclosure of detailed information about hedged items [line items]
Derivative Price		65
July 1, 2026 - September 30, 2026 | Written put options [member] | Maximum | Zero Premium Three Ways | Major derivative contracts
Disclosure of detailed information about hedged items [line items]
Derivative Price	64.57
July 1, 2026 - September 30, 2026 | Purchased call options [member] | Zero Premium Three Ways
Disclosure of detailed information about hedged items [line items]
Derivative Price		73.3
July 1, 2026 - September 30, 2026 | Purchased call options [member] | Zero Premium Three Ways | Major derivative contracts
Disclosure of detailed information about hedged items [line items]
Derivative Price	70.41
October 1, 2026 - December 31, 2026 | Zero Premium Three Ways
Disclosure of detailed information about hedged items [line items]
Derivative contracts, Type of instrument		Zero Premium 3 Ways
Derivative Volume | bbl		6,000
October 1, 2026 - December 31, 2026 | Zero Premium Three Ways | Major derivative contracts
Disclosure of detailed information about hedged items [line items]
Derivative contracts, Type of instrument	Zero Premium 3 Ways
Derivative Volume | bbl	12,000
October 1, 2026 - December 31, 2026 | Written put options [member] | Minimum | Zero Premium Three Ways
Disclosure of detailed information about hedged items [line items]
Derivative Price		50
October 1, 2026 - December 31, 2026 | Written put options [member] | Minimum | Zero Premium Three Ways | Major derivative contracts
Disclosure of detailed information about hedged items [line items]
Derivative Price	51.67
October 1, 2026 - December 31, 2026 | Written put options [member] | Maximum | Zero Premium Three Ways
Disclosure of detailed information about hedged items [line items]
Derivative Price		65
October 1, 2026 - December 31, 2026 | Written put options [member] | Maximum | Zero Premium Three Ways | Major derivative contracts
Disclosure of detailed information about hedged items [line items]
Derivative Price	63.92
October 1, 2026 - December 31, 2026 | Purchased call options [member] | Zero Premium Three Ways
Disclosure of detailed information about hedged items [line items]
Derivative Price		73.9
October 1, 2026 - December 31, 2026 | Purchased call options [member] | Zero Premium Three Ways | Major derivative contracts
Disclosure of detailed information about hedged items [line items]
Derivative Price	70.18
January 1, 2027 - March 31, 2027 | Zero Premium Three Ways | Major derivative contracts
Disclosure of detailed information about hedged items [line items]
Derivative contracts, Type of instrument	Zero Premium 3 Ways
Derivative Volume | bbl	18,000
January 1, 2027 - March 31, 2027 | Written put options [member] | Minimum | Zero Premium Three Ways | Major derivative contracts
Disclosure of detailed information about hedged items [line items]
Derivative Price	51.5
January 1, 2027 - March 31, 2027 | Written put options [member] | Maximum | Zero Premium Three Ways | Major derivative contracts
Disclosure of detailed information about hedged items [line items]
Derivative Price	65
January 1, 2027 - March 31, 2027 | Purchased call options [member] | Zero Premium Three Ways | Major derivative contracts
Disclosure of detailed information about hedged items [line items]
Derivative Price	71.25
April 1, 2027 - June 30, 2027 | Zero Premium Three Ways | Major derivative contracts
Disclosure of detailed information about hedged items [line items]
Derivative contracts, Type of instrument	Zero Premium 3 Ways
Derivative Volume | bbl	15,000
April 1, 2027 - June 30, 2027 | Written put options [member] | Minimum | Zero Premium Three Ways | Major derivative contracts
Disclosure of detailed information about hedged items [line items]
Derivative Price	50.8
April 1, 2027 - June 30, 2027 | Written put options [member] | Maximum | Zero Premium Three Ways | Major derivative contracts
Disclosure of detailed information about hedged items [line items]
Derivative Price	65
April 1, 2027 - June 30, 2027 | Purchased call options [member] | Zero Premium Three Ways | Major derivative contracts
Disclosure of detailed information about hedged items [line items]
Derivative Price	72.41
July 1, 2027 - September 30, 2027 | Zero Premium Three Ways | Major derivative contracts
Disclosure of detailed information about hedged items [line items]
Derivative contracts, Type of instrument	Zero Premium 3 Ways
Derivative Volume | bbl	5,000
July 1, 2027 - September 30, 2027 | Written put options [member] | Minimum | Zero Premium Three Ways | Major derivative contracts
Disclosure of detailed information about hedged items [line items]
Derivative Price	50
July 1, 2027 - September 30, 2027 | Written put options [member] | Maximum | Zero Premium Three Ways | Major derivative contracts
Disclosure of detailed information about hedged items [line items]
Derivative Price	65.8
July 1, 2027 - September 30, 2027 | Purchased call options [member] | Zero Premium Three Ways | Major derivative contracts
Disclosure of detailed information about hedged items [line items]
Derivative Price	77.24
October 1, 2027 - December 31, 2027 | Zero Premium Three Ways | Major derivative contracts
Disclosure of detailed information about hedged items [line items]
Derivative contracts, Type of instrument	Zero Premium 3 Ways
Derivative Volume | bbl	5,000
October 1, 2027 - December 31, 2027 | Written put options [member] | Minimum | Zero Premium Three Ways | Major derivative contracts
Disclosure of detailed information about hedged items [line items]
Derivative Price	50
October 1, 2027 - December 31, 2027 | Written put options [member] | Maximum | Zero Premium Three Ways | Major derivative contracts
Disclosure of detailed information about hedged items [line items]
Derivative Price	65.8
October 1, 2027 - December 31, 2027 | Purchased call options [member] | Zero Premium Three Ways | Major derivative contracts
Disclosure of detailed information about hedged items [line items]
Derivative Price	76.96